Note 5 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
Note 5 - Plant, Property and Equipment, Net

As of December 31, 2011 and 2010, plant, property and equipment consisted of the following:

	2011	2010
Building and workshops	$7,604,331	$7,197,084
Office equipment	465,596	269,916
Autos	345,492	293,452
Machinery	2,643,008	2,397,658
Museum decoration and renovation	422,280	-
Less: accumulated depreciation	(2,759,521)	(1,965,173)

	$8,721,186	$8,192,937

Depreciation expense was $641,867 and $363,471 for the years ended December 31, 2011 and 2010, respectively.